FINANCIAL INSTRUMENTS - Liquidity risk (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)
FINANCIAL RISK MANAGEMENT
Unused facility	Rp 42,109	$ 67
Financial liabilities	107,092		Rp 106,961
Liquidity risk
FINANCIAL RISK MANAGEMENT
Unused facility	42,109	$ 67
Financial liabilities	107,092		106,961
Contractual cash flows	(120,015)		(122,912)
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	16,832		15,790
Contractual cash flows	(16,832)		(15,790)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	14,867		14,192
Contractual cash flows	(14,867)		(14,192)
Liquidity risk | Customer deposits
FINANCIAL RISK MANAGEMENT
Financial liabilities	52		41
Contractual cash flows	(52)		(41)
Liquidity risk | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	6,929		11,525
Contractual cash flows	(6,929)		(11,525)
Liquidity risk | Bonds
FINANCIAL RISK MANAGEMENT
Financial liabilities	2,696		5,043
Contractual cash flows	(6,544)		(9,307)
Liquidity risk | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	41,149		36,341
Contractual cash flows	(45,311)		(42,701)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	24,492		23,925
Contractual cash flows	(29,391)		(29,236)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	75		104
Contractual cash flows	(89)		(120)
Liquidity risk | No later than a year
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(65,184)		(66,376)
Liquidity risk | No later than a year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(16,832)		(15,790)
Liquidity risk | No later than a year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(14,867)		(14,192)
Liquidity risk | No later than a year | Customer deposits
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(52)		(41)
Liquidity risk | No later than a year | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,929)		(11,525)
Liquidity risk | No later than a year | Bonds
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(296)		(2,763)
Liquidity risk | No later than a year | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(19,003)		(15,419)
Liquidity risk | No later than a year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,201)		(6,640)
Liquidity risk | No later than a year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4)		(6)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(12,032)		(12,987)
Liquidity risk | 1-2 years | Bonds
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(296)		(296)
Liquidity risk | 1-2 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,279)		(8,442)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4,436)		(4,220)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(21)		(29)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(10,279)		(10,135)
Liquidity risk | 2-3 years | Bonds
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(297)		(296)
Liquidity risk | 2-3 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,357)		(6,086)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,604)		(3,724)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(21)		(29)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(9,256)		(8,501)
Liquidity risk | 3-4 years | Bonds
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(296)		(297)
Liquidity risk | 3-4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(5,499)		(4,955)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,440)		(3,221)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(21)		(28)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(23,264)		(24,913)
Liquidity risk | After 4 years | Bonds
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(5,359)		(5,655)
Liquidity risk | After 4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,173)		(7,799)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(10,710)		(11,431)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	Rp (22)		Rp (28)